QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

19.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the Company’s unaudited quarterly results of operations:

	Year Ended December 31, 2012
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Net sales	$330.7	$357.1	$347.0	$391.3
Gross profit	215.0	232.7	220.0	251.9
Income (loss) from continuing operations, net of taxes(a)(b)	10.0	20.1	(10.0)	50.7
Income from discontinued operations, net of taxes	—	0.4	—	—
Net income (loss)(a)(b)	10.0	20.5	(10.0)	50.7

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Net sales	$333.2	$351.2	$337.2	$359.8
Gross profit	219.9	229.3	214.1	225.5
Income from continuing operations, net of taxes(c)	12.0	7.2	5.3	38.9
Income from discontinued operations, net of taxes	—	0.6	—	—
Net income(c)	12.0	7.8	5.3	38.9

(a)	Loss from continuing operations and net loss for the third quarter of 2012 were unfavorably impacted by $24.1 million in restructuring and related charges recorded as a result of the September 2012 Program (See Note 3, “Restructuring Charges”).

(b)	Income from continuing operations and net income for the fourth quarter of 2012 were favorably impacted by an increase in net income driven by a non-cash benefit of $15.8 million related to the reduction of the Company’s deferred tax valuation allowance on its net deferred tax assets for certain jurisdictions in the U.S. at December 31, 2012, as a result of the Company’s improved earnings trends and cumulative taxable income in those jurisdictions, which is reflected in the provision for income taxes (See Note 13, “Income Taxes”).

(c)	Income from continuing operations and net income for the fourth quarter of 2011 were favorably impacted by an increase in net income driven by a non-cash benefit of $16.9 million related to the reduction of the Company’s deferred tax valuation allowance on its net deferred tax assets for certain jurisdictions outside the U.S. at December 31, 2011 as a result of the Company’s improved earnings trends and cumulative taxable income in those jurisdictions. (See Note 13, “Income Taxes”).